Convertible Loans (Details) - Schedule of private placement warrant’s’ fair value - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule f Private Placement Warrant Fair Value [Abstract]
Dividend yield	0.00%	0.00%
Expected volatility	159.00%	148.00%
Risk-free interest rate	3.00%	0.87%
Underlying share price (in Dollars per share)	$ 2.13	$ 6.23
Exercise price (in Dollars per share)	$ 24.5	$ 24.5
Warrants fair value (in Dollars)	$ 1,110	$ 4,150